Financial Instruments - Disclosure of financial instruments by category, assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Trade receivables	€ 35,205	€ 41,645
Other assets	1,256	1,109
Cash and cash equivalents	168,271	126,080	€ 289,400
TOTAL ASSETS	€ 204,731	€ 168,834